UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-02151

            Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Jane D. O’Keeffe

Gabelli Funds, LLC

One Corporate Center

                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Bancroft Fund Ltd.

Semiannual Report — April 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended April 30, 2017, the net asset value (“NAV”) total return of the Bancroft Fund was 9.9%, compared with total returns of 10.5% and 7.2% for the Bank of America Merrill Lynch U.S. Convertibles Index and the Bloomberg Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 6.2%. The Fund’s NAV per share was $23.39, while the price of the publicly traded shares closed at $21.30 on the NYSE MKT. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2017.

Comparative Results

Average Annual Returns through April 30, 2017 (a)(b) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year		Since Inception (04/20/71)
Bancroft Fund Ltd.
NAV Total Return (d)	9.88%	15.25%	6.03%	9.11%	5.59	%(c)	8.84	%(c)
Investment Total Return (e)	6.23	24.04	9.29	10.75	6.21		9.52
Bank of America Merrill Lynch U.S. Convertibles Index	10.53	17.71	6.18	10.48	6.60		N/A	(f)
Bloomberg Barclays Balanced U.S. Convertibles Index	7.19	11.34	2.95	7.11	4.57		N/A	(g)
Standard & Poor’s (“S&P”) 500 Index	13.32	17.92	10.47	13.68	7.15		10.30	(h)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. NAV returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. The Bloomberg Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on October 31.
(c)	Total returns and average annual returns have not been adjusted for the 2008 tender offer.
(d)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date for the period beginning November 2015, and are net of expenses. For the period December 2008 through October 2015, distributions were reinvested on the payable date using market prices. For the period May 2006 through November 2008, distributions were reinvested on payable date using NAV. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial NAV of $22.92.

(e)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions. Total returns and average annual returns were adjusted for the 1988 rights offering (no adjustments were made for the 1989, 2003, and 2008 rights offerings). Since inception return is based on an initial offering price of $25.00.

(f)	The Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(g)	The Bloomberg Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.
(h)	From April 30, 1971, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of April 30, 2017:

Bancroft Fund Ltd.

Health Care	16.8%
Computer Software and Services	15.1%
Financial Services	11.8%
Semiconductors	11.6%
Energy and Utilities	10.5%
Communications Equipment	5.5%
Real Estate Investment Trusts	4.7%
Business Services	3.7%
Diversified Industrial	3.1%
Consumer Services	2.5%
Cable and Satellite	2.0%
Entertainment	2.0%

Telecommunications	1.8%
Aerospace	1.5%
Transportation	1.5%
Wireless Communications	1.5%
Consumer Products	1.2%
Agriculture	1.1%
Metals and Mining	0.8%
Automotive	0.7%
Food and Beverage	0.6%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the NYSE MKT that, as of June 12, 2017, she was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

2

Bancroft Fund Ltd.

Schedule of Investments — April 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 74.8%
	Aerospace — 1.5%
$2,000,000	Aerojet Rocketdyne Holdings Inc.,
	2.250%, 12/15/23(a)	$2,056,540	$2,212,500

	Automotive — 0.7%
1,000,000	Tesla Inc.,
	1.250%, 03/01/21	893,476	1,041,250

	Business Services — 3.3%
2,000,000	Blucora Inc.,
	4.250%, 04/01/19	1,976,969	2,016,250
2,084,000	Macquarie Infrastructure Corp.,
	2.000%, 10/01/23	2,101,414	2,068,370
760,000	Square Inc.,
	0.375%, 03/01/22(a)	769,288	807,500

		4,847,671	4,892,120

	Cable and Satellite — 2.0%
2,500,000	DISH Network Corp.,
	3.375%, 08/15/26(a)	2,590,030	3,071,875

	Communications Equipment — 5.5%
2,000,000	Harmonic Inc.,
	4.000%, 12/01/20	2,066,704	2,460,000
1,000,000	Infinera Corp.,
	1.750%, 06/01/18	1,019,968	1,060,625
2,000,000	InterDigital, Inc.,
	1.500%, 03/01/20	2,061,876	2,700,000
1,959,000	Lumentum Holdings Inc.,
	0.250%, 03/15/24(a)	2,008,342	1,961,449

		7,156,890	8,182,074

	Computer Software and Services — 14.4%
2,500,000	CSG Systems International Inc.,
	4.250%, 03/15/36	2,606,951	2,603,125
1,500,000	EnerNOC Inc.,
	2.250%, 08/15/19	1,203,131	1,333,125
2,000,000	MercadoLibre Inc.,
	2.250%, 07/01/19	2,336,365	3,731,250
1,548,000	Nice Systems Inc.,
	1.250%, 01/15/24(a)	1,627,990	1,607,985
1,500,000	Nuance Communications Inc.,
	1.000%, 12/15/35	1,331,354	1,456,875
2,000,000	Proofpoint Inc.,
	0.750%, 06/15/20	2,155,088	2,293,750
1,000,000	PROS Holdings Inc.,
	2.000%, 12/01/19	1,019,907	1,025,625
725,000	Red Hat Inc.,
	0.250%, 10/01/19	725,000	956,547
2,000,000	Synchronoss Technologies Inc.,
	0.750%, 08/15/19	2,036,357	1,715,000
1,500,000	The Priceline Group Inc.,
	1.000%, 03/15/18	1,552,089	2,930,625

Principal Amount		Cost	Market Value
$2,000,000	Web.com Group Inc.,
	1.000%, 08/15/18	$1,974,533	$1,958,750

		18,568,765	21,612,657

	Consumer Products — 1.2%
1,313,000	GoPro Inc.,
	3.500%, 04/15/22	1,313,000	1,216,987
616,000	JAKKS Pacific Inc.,
	4.875%, 06/01/20(a)	655,264	550,935

		1,968,264	1,767,922

	Consumer Services — 2.5%
1,250,000	Carriage Services Inc.,
	2.750%, 03/15/21	1,305,728	1,645,313
2,000,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	2,062,252	2,091,250

		3,367,980	3,736,563

	Diversified Industrial — 2.0%
1,000,000	Kaman Corp.,
	3.250%, 11/15/17(a)	1,046,542	1,441,875
1,000,000	TimkenSteel Corp.,
	6.000%, 06/01/21	1,039,877	1,506,250

		2,086,419	2,948,125

	Energy and Utilities — 5.3%
2,000,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	1,282,579	1,370,000
1,500,000	Chesapeake Energy Corp.,
	5.500%, 09/15/26(a)	1,509,495	1,483,125
750,000	Clean Energy Fuels Corp.,
	5.250%, 10/01/18(a)	699,227	740,625
259,000	Goodrich Petroleum Escrow Bond, Zero Coupon,
	12/31/21†(a)(b)(c)	0	0
667,000	Newpark Resources Inc.,
	4.000%, 12/01/21(a)	716,946	736,201
3,000,000	SunPower Corp.,
	4.000%, 01/15/23	2,348,540	2,420,625
1,000,000	Weatherford International Ltd.,
	5.875%, 07/01/21	1,067,379	1,191,250

		7,624,166	7,941,826

	Entertainment — 2.0%
1,625,000	Global Eagle Entertainment Inc.,
	2.750%, 02/15/35	1,352,308	1,060,313
1,750,000	World Wrestling Entertainment Inc.,
	3.375%, 12/15/23(a)	1,777,916	1,904,219

		3,130,224	2,964,532

	Financial Services — 3.2%
1,000,000	Blackhawk Network Holdings Inc.,
	1.500%, 01/15/22(a)	1,017,648	1,088,750

See accompanying notes to financial statements.

3

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$2,000,000	BlackRock Capital Investment Corp.,
	5.500%, 02/15/18	$2,024,634	$2,065,000
	Encore Capital Group Inc.,
1,250,000	3.000%, 07/01/20	1,043,356	1,216,406
431,000	3.250%, 03/15/22(a)	431,000	412,413

		4,516,638	4,782,569

	Health Care — 14.5%
750,000	Amicus Therapeutics Inc.,
	3.000%, 12/15/23(a)	750,000	1,076,719
1,000,000	ANI Pharmaceuticals Inc.,
	3.000%, 12/01/19	1,087,267	1,098,125
750,000	Array BioPharma Inc.,
	3.000%, 06/01/20	655,818	1,045,313
750,000	Horizon Pharma Investment Ltd.,
	2.500%, 03/15/22	793,843	703,594
1,834,000	Intercept Pharmaceuticals Inc.,
	3.250%, 07/01/23	1,880,704	1,719,375
1,500,000	Ironwood Pharmaceuticals Inc.,
	2.250%, 06/15/22	1,680,568	1,826,250
500,000	Jazz Investments I Ltd.,
	1.875%, 08/15/21	544,487	556,250
1,750,000	Molina Healthcare Inc.,
	1.625%, 08/15/44	1,962,527	1,920,625
1,384,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	1,443,642	1,439,360
1,000,000	NuVasive Inc.,
	2.250%, 03/15/21	1,067,088	1,335,625
1,000,000	Pacira Pharmaceuticals Inc.,
	2.375%, 04/01/22(a)	1,043,929	1,067,500
1,250,000	Quidel Corp.,
	3.250%, 12/15/20	1,270,055	1,317,969
1,000,000	Sucampo Pharmaceuticals Inc.,
	3.250%, 12/15/21(a)	1,000,000	967,500
1,000,000	Teligent Inc.,
	3.750%, 12/15/19	1,002,336	1,011,875
1,500,000	The Medicines Co.,
	2.750%, 07/15/23(a)	1,661,957	1,828,125
1,000,000	Theravance Biopharma Inc.,
	3.250%, 11/01/23	1,000,000	1,371,250
1,750,000	Vitamin Shoppe Inc.,
	2.250%, 12/01/20	1,719,785	1,509,375

		20,564,006	21,794,830

	Metals and Mining — 0.8%
600,000	Royal Gold Inc.,
	2.875%, 06/15/19	594,868	640,875

Principal Amount		Cost	Market Value
$500,000	RTI International Metals Inc.,
	1.625%, 10/15/19	$502,436	$595,937

		1,097,304	1,236,812

	Real Estate Investment Trusts — 2.0%
1,000,000	Colony NorthStar Inc.,
	5.000%, 04/15/23	1,029,031	1,027,500
2,000,000	IAS Operating Partnership LP,
	5.000%, 03/15/18(a)	1,996,991	2,032,500

		3,026,022	3,060,000

	Semiconductors — 11.6%
800,000	Advanced Micro Devices Inc.,
	2.125%, 09/01/26	846,244	1,475,000
2,000,000	Cypress Semiconductor Corp.,
	4.500%, 01/15/22(a)	2,150,555	2,471,250
2,000,000	Inphi Corp.,
	1.125%, 12/01/20	2,228,034	2,487,500
2,000,000	Knowles Corp.,
	3.250%, 11/01/21	2,069,972	2,423,750
1,000,000	Microchip Technology Inc.,
	1.625%, 02/15/27(a)	997,837	1,028,750
1,500,000	Micron Technology Inc.,
	3.000%, 11/15/43	1,368,891	1,627,500
2,000,000	NXP Semiconductors NV,
	1.000%, 12/01/19	2,174,322	2,341,250
1,215,000	Silicon Laboratories Inc.,
	1.375%, 03/01/22(a)	1,272,354	1,281,065
1,750,000	Teradyne Inc.,
	1.250%, 12/15/23(a)	1,858,256	2,198,437

		14,966,465	17,334,502

	Telecommunications — 0.8%
1,000,000	Dycom Industries Inc.,
	0.750%, 09/15/21	1,003,204	1,268,125

	Transportation — 1.5%
2,000,000	Atlas Air Worldwide Holdings Inc.,
	2.250%, 06/01/22	1,946,368	2,196,250

	TOTAL CONVERTIBLE CORPORATE BONDS	101,410,432	112,044,532

Shares
	CONVERTIBLE PREFERRED STOCKS — 7.7%
	Agriculture — 1.1%
15,000	Bunge Ltd., 4.875%	1,442,530	1,611,000

	Business Services — 0.4%
711,039	Amerivon Holdings LLC, 4.000%	1,427,412	585,896
272,728	Amerivon Holdings LLC, common equity units,	0	16,363

		1,427,412	602,259

See accompanying notes to financial statements.

4

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services — 4.5%
2,000	Bank of America Corp., 7.250%	$1,972,540	$2,426,840
1,250	Huntington Bancshares, Inc., 8.500%	1,552,500	1,738,437
2,000	Wells Fargo & Co., 7.500%	1,679,238	2,540,000

		5,204,278	6,705,277

	Food and Beverage — 0.6%
5,000	Post Holdings Inc., 3.750%	522,102	903,750

	Real Estate Investment Trusts — 1.1%
26,500	Welltower Inc., 6.500%	1,483,460	1,675,065

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,079,782	11,497,351

	MANDATORY CONVERTIBLE SECURITIES (d) — 17.5%
	Computer Software and Services — 0.7%
10,000	MTS Systems Corp.,
	8.750%, 07/01/19	1,048,578	1,090,500

	Diversified Industrial — 1.1%
30,100	Rexnord Corp.,
	5.750%, 11/15/19	1,549,480	1,696,135

	Energy and Utilities — 5.2%
20,000	Anadarko Petroleum Corp.,
	7.500%, 06/07/18	783,094	918,200
40,000	Dominion Resources, Inc.,
	6.750%, 08/15/19	1,984,893	2,024,800
18,600	DTE Energy Co.,
	6.500%, 10/01/19	960,300	1,002,354
29,666	Hess Corp.,
	8.000%, 02/01/19	1,779,424	1,769,577
	NextEra Energy Inc.,
25,000	6.371%, 09/01/18	1,246,875	1,541,750
10,000	6.123%, 09/01/19	498,630	524,000

		7,253,216	7,780,681

	Financial Services — 4.1%
30,000	Alibaba - Mandatory Exchange Trust,
	5.750%, 06/03/19 (a)	3,225,000	4,128,450
40,000	New York Community Capital Trust V,
	6.000%, 11/01/51	1,798,573	2,002,000

		5,023,573	6,130,450

	Health Care — 2.3%
1,200	Allergan plc,
	5.500%, 03/01/18	1,093,494	1,038,936

Shares		Cost	Market Value
16,500	Envision Healthcare Corp.,
	5.250%, 07/01/17	$1,789,607	$1,765,170
1,000	Teva Pharmaceutical Industries Ltd.,
	7.000%, 12/15/18	902,921	571,000

		3,786,022	3,375,106

	Real Estate Investment Trusts — 1.6%
20,000	American Tower Corp.,
	5.500%, 02/15/18	2,011,250	2,315,000

	Telecommunications — 1.0%
35,000	Frontier Communications Corp.,
	11.125%, 06/29/18	3,084,529	1,551,900

	Wireless Communications — 1.5%
20,000	T-Mobile US Inc.,
	5.500%, 12/15/17	1,113,947	2,194,400

	TOTAL MANDATORY CONVERTIBLE SECURITIES	24,870,595	26,134,172

	COMMON STOCKS — 0.0%
	Energy and Utilities — 0.0%
92	Goodrich Petroleum Corp.†	925	1,242

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
784	Goodrich Petroleum Corp., expire 10/12/26†	0	0

TOTAL INVESTMENTS — 100.0%		$136,361,734	149,677,297

Other Assets and Liabilities (Net)			3,126,369
PREFERRED STOCK
(1,200,000 preferred shares outstanding)			(30,000,000)

NET ASSETS — COMMON STOCK
(5,249,900 common shares outstanding)			$122,803,666

NET ASSET VALUE PER COMMON SHARE
($122,803,666 ÷ 5,249,900 shares outstanding)			$23.39

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the market value of Rule 144A securities amounted to $38,190,998 or 25.52% of total investments

See accompanying notes to financial statements.

5

Bancroft Fund Ltd.

Schedule of Investments (Continued) — April 30, 2017 (Unaudited)

(b)

At April 30, 2017, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	04/30/17 Carrying Value Per Bond
$259,000	Goodrich Petroleum Escrow Bond, 0.0%, 12/31/21	12/14/16	$0	$0.0000

(c)	Security in default.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.

See accompanying notes to financial statements.

6

Bancroft Fund Ltd.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $136,361,734)	$149,677,297
Cash	2,051,062
Receivable for investments sold	2,927,317
Dividends and interest receivable	860,695
Deferred offering expense	61,565
Prepaid expenses	1,812

Total Assets	155,579,748

Liabilities:
Distributions payable	143,333
Payable for investments purchased	2,503,097
Payable for investment advisory fees	89,225
Payable for payroll expenses	14,692
Payable for accounting fees	3,750
Other accrued expenses	21,985

Total Liabilities	2,776,082

Preferred Shares:
Series A Cumulative Preferred Shares (5.375%, $25 liquidation value, $0.01 par value, unlimited shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders
(applicable to 5,249,900 shares outstanding)	$122,803,666

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$107,503,468
Accumulated net investment loss	(6,214,012)
Accumulated net realized gain on investments	8,198,647
Net unrealized appreciation on investments	13,315,563

Net Assets	$122,803,666

Net Asset Value per Common Share:
($122,803,666 ÷ 5,249,900 shares outstanding at $0.01 par value; unlimited number of shares authorized)	$23.39

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,250)	$1,194,482
Interest	947,644

Total Investment Income	2,142,126

Expenses:
Investment advisory fees	531,710
Trustees’ fees	62,245
Shareholder communications expenses	33,164
Payroll expenses	28,254
Accounting fees	22,500
Legal and audit fees	17,431
Shareholder services fees	10,692
Custodian fees	5,976
Miscellaneous expenses	19,898

Total Expenses	731,870

Less:
Expenses paid indirectly by broker (See Note 3)	(973)

Net Expenses	730,897

Net Investment Income	1,411,229

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	5,939,090

Net change in unrealized appreciation on investments	4,853,081

Net Realized and Unrealized Gain on Investments	10,792,171

Net Increase in Net Assets Resulting from Operations	12,203,400

Total Distributions to Preferred Stock Shareholders	(788,333)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$11,415,067

See accompanying notes to financial statements.

7

Bancroft Fund Ltd.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$1,411,229		$2,230,693
Net realized gain on investments	5,939,090		4,109,102
Net change in unrealized appreciation on investments	4,853,081		(1,398,347)

Net Increase in Net Assets Resulting from Operations	12,203,400		4,941,448

Distributions to Preferred Shareholders:
Net investment income	(165,550	)*	(179,284)
Net long term gain	(622,783	)*	(192,487)

Total Distributions to Preferred Shareholders.	(788,333)		(371,771)

Net Increase in Net Assets Attributable to Common Shareholders	11,415,067		4,569,677

Distributions to Common Shareholders:
Net investment income	(881,291	)*	(4,407,199)
Net realized gain	(3,124,576	)*	(4,731,760)

Total Distributions to Common Shareholders	(4,005,867)		(9,138,959)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	1,425,677		2,516,260
Net decrease from repurchase of common shares (includes transaction costs)	—		(1,251,803)
Net decrease from costs charged for issuance of preferred shares	—		(1,090,000)
Net decrease in net assets from preferred offering cost charged to capital	(71,461)		—

Net Increase in Net Assets from Fund Share Transactions	1,354,216		174,457

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	8,763,416		(4,394,825)

Net Assets Attributable to Common Shareholders:
Beginning of year	114,040,250		118,435,075

End of period (including undistributed net investment income of $0 and $0, respectively)	$122,803,666		$114,040,250

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

8

Bancroft Fund Ltd.

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015		2014	2013	2012
Operating Performance:
Net asset value, beginning of year	$22.02	$23.19	$23.59		$22.13	$19.15	$18.48

Net investment income	0.29	0.44	0.17		0.19	0.25	0.48
Net realized and unrealized gain on investments	2.01	0.50	0.23		1.74	3.31	0.75

Total from investment operations	2.30	0.94	0.40		1.93	3.56	1.23

Distributions to Preferred Shareholders: (a)
Net investment income	(0.03)*	(0.03)	—		—	—	—
Net realized gain	(0.12)*	(0.04)	—		—	—	—

Total distributions to preferred shareholders	(0.15)	(0.07)	—		—	—	—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2.15	0.87	0.40		1.93	3.56	1.23

Distributions to Common Shareholders:
Net investment income	(0.17)*	(0.85)		(0.39)	(0.56)	(0.56)	(0.55)
Net realized gains	(0.60)*	(0.92)		(0.51)	—	—	—

Total distributions to common shareholders	(0.77)	(1.77)		(0.90)	(0.56)	(0.56)	(0.55)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—	0.04	0.10		0.11	0.00 (b)	—
Decrease in net asset value from common shares issued upon reinvestment of distributions	—	(0.10)	(0.00	)(b)	(0.02)	(0.02)	(0.01)
Offering costs for preferred shares charged to paid-in capital	(0.01)	(0.21)	—		—	—	—

Total Fund share transactions	(0.01)	(0.27)	0.10		0.09	(0.02)	(0.01)

Net Asset Value Attributable to Common Shareholders, End of Period	$23.39	$22.02	$23.19		$23.59	$22.13	$19.15

NAV total return†	9.88%	2.85%		2.71%	9.71%	19.35%	7.20%

Market value, end of period	$21.30	$20.81	$19.50		$20.09	$18.42	$16.45

Investment total return††	6.23%	17.23%		1.42%	12.25%	15.64%	7.36%

See accompanying notes to financial statements.

9

Bancroft Fund Ltd.

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended April 30, 2017		Year Ended October 31,
	(Unaudited)		2016		2015	2014	2013	2012
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$152,804		$144,040		—	—	—	—
Net assets attributable to common shares, end of period (in 000’s)	$122,804		$114,040		$118,435	$123,667	$118,821	$102,316
Ratio of net investment income to average net assets attributable to common shares before preferred shares distributions	2.38	%(c)		1.98%	0.80%	1.00%	1.20%	2.60%
Ratio of operating expenses to average net assets attributable to common shares	1.23	%(c)(d)	1.15	%(d)	1.10%	1.10%	1.10%	1.10%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	0.99	%(c)(d)	1.08	%(d)	1.10%	1.10%	1.10%	1.10%
Portfolio turnover rate		18.0%		50.0%	48.0%	43.0%	51.0%	44.0%
Cumulative Preferred Shares:
5.375% Series A
Liquidation value, end of period (in 000’s)	$ 30,000		$30,000		—	—	—	—
Total shares outstanding (in 000’s)	1,200		1,200		—	—	—	—
Liquidation preference per share	$ 25.00		$25.00		—	—	—	—
Average market value (e)	$ 24.54		$25.49		—	—	—	—
Asset coverage per share	$ 127.34		$120.03		—	—	—	—
Asset Coverage		509%		480%	—	—	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized. Prior to November 1, 2015, reinvestments of distributions were at market prices on the payable date.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the year.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2017 and the year ended October 31, 2016, there was no impact on the expense ratios.

(e)	Based on weekly prices.

See accompanying notes to financial statements.

10

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited)

1. Organization. Bancroft Fund Ltd. currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced in April 1971.

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$112,044,532	—	$112,044,532

Convertible Preferred Stocks:
Business Services	—	—	$ 602,259	602,259
Food and Beverage	—	903,750	—	903,750
Other Industries (a)	$ 9,991,342	—	—	9,991,342

Total Convertible Preferred Stocks	9,991,342	903,750	602,259	11,497,351

Mandatory Convertible Securities:
Computer Software and Services	—	—	1,090,500	1,090,500
Energy and Utilities	6,238,931	1,541,750	—	7,780,681
Financial Services	—	6,130,450	—	6,130,450
Health Care	1,609,936	1,765,170	—	3,375,106
Other Industries (a)	7,757,435	—	—	7,757,435

Total Mandatory Convertible Securities	15,606,302	9,437,370	1,090,500	26,134,172

Common Stocks (a)	1,242	—	—	1,242
Warrants (a)	—	—	0	0

TOTAL INVESTMENTS IN SECURITIES	$25,598,886	$122,385,652	$1,692,759	$149,677,297

(a) Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2017, the Fund had transfers from Level 1 to Level 2 of $3,515,350 or 3.08% of net assets as of October 31, 2016 and transfers from Level 2 to Level 3 of $1,120,799 or 0.98% of net assets as of October 31, 2016. Transfers from Level 1 to Level 2 and transfers from Level 2 to Level 3 are due to a decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/16	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 04/30/17	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 04/30/17†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stocks:
Business Services	$750,000	—	—	$(75,153)	$17,288	$(89,876)	—	—	$602,259	$(75,153)
Mandatory Convertible Securities:
Computer Software and Services	—	—	—	(30,299)	—	—	$1,120,799	—	1,090,500	(30,299)
TOTAL INVESTMENTS IN SECURITIES	$750,000	—	—	$(105,452)	$17,288	$(89,876)	$1,120,799	—	$1,692,759	$(105,452)

†	Net change in unrealized appreciation/depreciation on investments is included in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of April 30, 2017:

Description	Balance at 04/30/17	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Preferred Stocks	$602,259	Last available closing price	Discount Range	0%
Mandatory Convertible Securities	1,090,500	Last available closing price	Discount Range	0%

	$1,692,759

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended April 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities as of April 30, 2017, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. For certain securities known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. This may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income, subject to the maximum federal income tax rate. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$4,407,199	$179,284
Net long term capital gains	4,731,760	192,487

Total distributions paid.	$9,138,959	$371,771

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of October 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation on investments	$4,932,235
Undistributed capital gains	3,120,013
Other temporary differences*	(161,250)

Total	$7,890,998

* Other temporary differences were due to current year dividends payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at April 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$136,443,978	$17,631,007	$(4,397,688)	$13,233,319

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of April 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.80% of the first $100,000,000 of the Fund’s average weekly net assets and 0.55% of the Fund’s average weekly net assets in excess of $100,000,000. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended April 30, 2017, the Fund paid $461 in brokerage commissions on security trades to G. research, LLC, an affiliate of the Adviser.

During the six months ended April 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $973.

Through October 31, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses of the Fund to the extent the total expenses of the Fund (excluding brokers costs, interest, taxes, acquired fund fees and expenses, expenses chargeable to capital, and extraordinary expenses) exceed 1.10% of the weekly average net assets of the Fund.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended April 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended April 30, 2017, the Fund paid or accrued $28,254 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $8,500 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Lead Independent Trustee receives an annual fee of $1,000 and the Audit and Nominating Committee Chairman each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2017, other than short term securities and U.S. Government obligations, aggregated $29,220,227 and $25,798,197, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the year ended October 31, 2016, the Fund repurchased and retired 68,389 shares in the open market at an investment of $1,251,803 and an average discount of approximately 14.86%.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in common shares of beneficial interest for the six months ended April 30, 2017 and the year ended October 31, 2016 were as follows:

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	70,300	$1,425,677	140,967	$2,516,260
Net decrease from repurchase of common shares (includes transaction costs)	—	—	(68,389)	(1,251,803)

Net increase from transactions in Fund shares	70,300	$1,425,677	72,578	$1,264,457

On August 9, 2016, the Fund issued 1,200,000 Series A Preferred, receiving $28,910,000, after the deduction of estimated offering expenses and underwriting fees of $1,090,000.

The liquidation value of Series A Preferred is $25 per share. The Series A Preferred has an annual dividend rate of 5.375%. The Series A Preferred is noncallable before August 9, 2021. At April 30, 2017, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $143,333.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Series A Preferred are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Series A Preferred generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Series A Preferred, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Series A Preferred, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Series A Preferred and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

6. Convertible Securities Concentration. It is the Fund’s policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, the Fund’s mandatory convertible securities include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Bancroft Fund Ltd.

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At the meeting, common and preferred shareholders, voting together as a single class, elected Kinchen C. Bizzell, James P. Conn, and Frank J. Fahrenkopf, Jr. as Trustees of the Fund. A total of 5,371,741 votes, 5,361,857 votes, and 4,842,929 votes were cast in favor of these Trustees, and 134,791 votes, 144,675 votes, and 663,603 votes were withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, elected Michael J. Melarkey as Trustee of the Fund. A total of 1,125,349 votes were cast in favor of this Trustee and 40,952 votes were withheld for this Trustee.

Mario J. Gabelli, CFA, Elizabeth C. Bogan, Ph.D., Daniel D. Harding, CFA, Kuni Nakamura, Jane D. O’Keeffe, Nicolas W. Platt, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

Bancroft Fund Ltd.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Thomas H. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Mr. Dinsmore was Chairman and CEO of Dinsmore Capital Management; CEO and Portfolio Manager of Bancroft Fund Ltd; and CEO, Portfolio Manager, and co-founder of Ellsworth Growth and Income Fund Ltd. He received a B.S. in Economics from the Wharton School of Business and an M.A. degree in Economics from Fairleigh Dickinson University.

Jane D. O’Keeffe joined Gabelli Funds, LLC in 2015. She currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. From 1996 to 2015, Ms. O’Keeffe was President and Director of Dinsmore Capital Management where she was also a Portfolio Manager of Bancroft Fund Ltd. and Ellsworth Growth and Income Fund Ltd. Prior to joining Dinsmore Capital Management, Ms. O’Keeffe held positions of increasing responsibilities at IDS Progressive Fund, Soros Fund Management Company, Simms Capital Management, and Fiduciary Trust International. She earned a B.A. from the University of New Hampshire and attended the Lubin Graduate School of Business at Pace University.

James A. Dinsmore, CFA, joined Gabelli Funds, LLC in 2015. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dinsmore received a B.A. in Economics from Cornell University and an MBA degree from Rutgers University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XBCVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

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BANCROFT FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Kinchen C. Bizzell, CFA

Managing Director,

CAVU Securities

Elizabeth C. Bogan, Ph.D

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding, CFA

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Jane D. O’Keeffe

Portfolio Manager,

Gabelli Funds, LLC

Nicholas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

Jane D. O’Keeffe

President

Agnes Mullady

Treasurer

Andrea R. Mango

Secretary & Vice President

Laurissa M. Martire

Ombudsman & Vice President

Wayne C. Pinsent, CFA

Ombudsman & Vice President

Richard J. Walz

Chief Compliance Officer

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

BCV Q2/2017

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 11/01/16 through 11/30/16	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Month #2 12/01/16 through 12/31/16	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Month #3 01/01/17 through 01/31/11	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Month #4 02/01/17 through 02/28/17	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Month #5 03/01/17 through 03/31/17	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Month #6 04/01/17 through 04/30/17	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – 5,249,900 Preferred Series A – 1,200,000
Total	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	Common – N/A Preferred Series A– N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Bancroft Fund Ltd.

By (Signature and Title)*     /s/ Jane D. O’Keeffe

Jane D. O’Keeffe, Principal Executive Officer

Date     6/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jane D. O’Keeffe

Jane D. O’Keeffe, Principal Executive Officer

Date     6/15/2017

By (Signature and Title)*     /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date     6/15/2017

*	Print the name and title of each signing officer under his or her signature.